Intangible Assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Intangible Assets
18. Intangible Assets
Cost

in € thousand	Development costs	Software and licenses	Total
Balance as of Jan. 1, 2019	3,279	276	3,555
Additions	5,416	10	5,426
Balance as of Dec. 31, 2019	8,695	286	8,981
Additions	9,258	61	9,319
Balance as of Dec. 31, 2020	17,953	347	18,300
Additions	2,924	436	3,360
Disposals	0	(9)	(9)
Balance as of Dec. 31, 2021	20,877	774	21,651

Amortization

in € thousand	Development costs	Software and licenses	Total
Balance as of Jan. 1, 2019	0	161	161
Amortization for the year	0	40	40
Balance as of Dec. 31, 2019	0	201	201
Amortization for the year	158	57	215
Balance as of Dec. 31, 2020	158	258	416
Amortization for the year	1,174	93	1,267
Disposals	0	(1)	(1)
Balance as of Dec. 31, 2021	1,332	350	1,682
Carrying amount

in € thousand	Development costs	Software and licenses	Total
Carrying amount as of Dec. 31, 2019	8,695	85	8,780
Carrying amount as of Dec. 31, 2020	17,795	89	17,884
Carrying amount as of Dec. 31, 2021	19,545	424	19,969
The development projects presented refer to capitalized costs for the development of the basic SPACE and AIR technologies, which represent the technological foundation for the HAWK AIR and CONDOR products. Furthermore, the Company started in 2021 with the capitalization of the new development project CONDOR MEO.
In fiscal year 2021, finance expenses in the amount of €79 thousand (2020: €1,010 thousand, 2019: €91 thousand) were capitalized as the cost of the development projects in accordance with IAS 23.
The development activities for the basic technology Space were completed in March 2021. The amortization of the associated capitalized development costs for Space technology started on March 1, 2021 applying the useful life of 15 years.
The carrying amounts of the capitalized development projects were as follows:

in € thousand	Space	Air	Condor Meo	Total
Carrying amount as of Dec. 31, 2019	5,728	2,967	0	8,695
Carrying amount as of Dec. 31, 2020	13,552	4,243	0	17,795
Carrying amount as of Dec. 31, 2021	15,072	3,965	508	19,545
The remaining useful life of the capitalized development projects were as follows:

in months	Space	Air	Condor Meo
Remaining useful life as of Dec. 31, 2019	n/a	n/a	n/a
Remaining useful life as of Dec. 31, 2020	n/a	174	n/a
Remaining useful life as of Dec. 31, 2021	170	162	n/a
In August 2021, the Company met the conditions, as set out in IAS 38.57, for CONDOR MEO and started to capitalize the costs incurred for the development. As of balance sheet date, CONDOR MEO was not yet available for use, therefore, the intangible asset was tested for impairment in accordance with IAS 36.10(a). Furthermore, management identified events that might trigger an impairment for the Space and Air base technology, mainly due to the fact that customer orders and thus the corresponding sales revenues have delayed to later years as compared to last year’s planning.
The recoverable amount of the intangible assets was based on fair value less costs of disposal, estimated using discounted cash flows. The fair value measurement was categorized as a Level 3 fair value based on the inputs in the valuation technique used.
The key assumptions for determining the fair value less costs of disposal are the discount rates, expected number of sold terminals and the respective selling prices and direct costs during the period. Management estimates discount rates using
post-tax
rates that reflect current market assessments of the time value of money and the risks specific to each CGU’s. The Company prepares cash flow forecasts derived from the most recent financial budgets approved by management for the next 5 years and extrapolates these budgets to the end of the expected economic useful life of the respective intangible assets. Management estimates the cash flows generated by the sale of terminal equipment on the basis of internal expectations, which in turn are based in part on external market studies, expected profits in tendered projects from private and public customers, and potential new business areas. The planned costs take into account the number of terminals expect to be sold and the general growth of other operating expenses and estimated price increases.
The Company uses a post-tax discount rate of 17.66% for both CGUs (prior year 17.25%) based on the historical industry weighted average cost of capital, with a possible debt leveraging of 20%, a market premium of 8% and a risk premium of 11%.
In fiscal year 2021, development costs in the amount of €17,830 thousand (2020: €6,203 thousand, 2019: €2,072 thousand) were recognized as an expense since the criteria set out in IAS 38.57 were not met. Of the total amount of €20,675 thousand (2020: €14,449 thousand, 2019: €7,397 thousand), development costs of €2,845 thousand (2020: €8,248 thousand, 2019: €5,325 thousand) were capitalized.